================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     08/08/2011
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       1

Form 13F Information Table Entry Total:                 59

Form 13F Information Table Value Total:         $3,031,216

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                        1
Form 13F File Number:                               28-04975
Name:                         Affiliated Managers Group Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305     9211  146055  SH       SOLE                142170
CANON INC SPONSORED ADR        ADR              138006309     1217   25575  SH       SOLE                 25165
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    43611  532690  SH       SOLE                526766
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     7999  186452  SH       SOLE                181012
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      15556  301760  SH       SOLE                289084
HEINEKEN NV ADR                ADR              2419176      13142  437153  SH       SOLE                431763
NOVARTIS AG ADR                ADR              66987V109    21395  350100  SH       SOLE                337895
SK TELECOM - ADR               ADR              78440P108   133591 7143923  SH       SOLE               6765148
TOTAL SA - SPON ADR            ADR              2898032       1888   32640  SH       SOLE                 31710
UNILEVER ( ul )                ADR              904767704     9742  300780  SH       SOLE                296775
UNILEVER (UN)                  ADR              904784709    43079 1311384  SH       SOLE               1300753
VODAFONE GROUP-SP ADR          ADR              92857W200      219    8200  SH       SOLE                  6450
HONDA MOTOR CO LTD             COM              6435145     135110 3536955  SH       SOLE               3503955
3M CO                          COM              88579Y101    84981  895955  SH       SOLE                890087
ACMAT CORP CLASS A             COM              004616207     1349   51890  SH       SOLE                 51890
AMERICAN EXPRESS COMPANY       COM              025816109    19344  374166  SH       SOLE                367571
AMERICAN NATIONAL INSURANCE CO COM              028591105    34817  449251  SH       SOLE                434086
ARTHUR J GALLAGHER             COM              363576109     6851  240049  SH       SOLE                199659
AT&T INC                       COM              00206R102    14194  451891  SH       SOLE                343841
AUTOMATIC DATA PROCESSING      COM              053015103    14285  271169  SH       SOLE                231324
AVATAR HOLDINGS INC            COM              053494100     3943  259263  SH       SOLE                258633
BANK OF NEW YORK MELLON CORP   COM              064058100    39659 1547983  SH       SOLE               1513862
BAXTER INTERNATIONAL INC       COM              071813109   178368 2988245  SH       SOLE               2957808
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   141184    1216  SH       SOLE                  1213
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    11624  150199  SH       SOLE                144658
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103    16044  666560  SH       SOLE                643750
BROWN AND BROWN INC.           COM              115236101    54117 2109004  SH       SOLE               2084832
CINTAS CORP.                   COM              172908105    16612  502947  SH       SOLE                487872
CISCO SYSTEMS INC              COM              17275R102    57507 3683997  SH       SOLE               3620837
COCA COLA COMPANY              COM              191216100     9593  142569  SH       SOLE                142569
COMCAST CORP SPECIAL CLASS A   COM              20030N200    44745 1846659  SH       SOLE               1822239
CONOCOPHILLIPS                 COM              20825c104   192918 2565742  SH       SOLE               2476149
DEVON ENERGY                   COM              25179M103    97685 1239496  SH       SOLE               1227407
EMERSON ELECTRIC COMPANY       COM              291011104    78576 1396900  SH       SOLE               1385736
EXXON MOBIL CORPORATION        COM              30231G102      250    3070  SH       SOLE                  3070
FEDERATED INVESTORS INC (PA.)  COM              314211103    50238 2107314  SH       SOLE               1853039
G & K SERVICES INC             COM              361268105     1412   41691  SH       SOLE                 41333
GENUINE PARTS CO               COM              372460105    10919  200725  SH       SOLE                176985
HENRY SCHEIN INC               COM              806407102    20771  290144  SH       SOLE                284160
KRAFT FOODS INC-A              COM              50075n104      335    9498  SH       SOLE                  9498
LEUCADIA NATIONAL CORP         COM              527288104    18407  539806  SH       SOLE                536732
LOCKHEED MARTIN CORP COM       COM              539830109     7905   97630  SH       SOLE                 50970
MCDONALDS CORP                 COM              580135101     7640   90606  SH       SOLE                 90606
NATIONAL WESTERN LIFE INS CO   COM              638522102    16845  105632  SH       SOLE                103805
NORFOLK SOUTHERN CORP          COM              655844108    43592  581774  SH       SOLE                575194
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      678   39840  SH       SOLE                 39840
SYSCO CORP                     COM              871829107    18418  590693  SH       SOLE                456468
TORCHMARK CORP                 COM              891027104    45348  707018  SH       SOLE                702775
TRANSATLANTIC HLDGS            COM              893521104    75362 1537689  SH       SOLE               1522520
TRUMANSBURG HOME TEL CO        COM              897991105      151   15100  SH       SOLE                 15100
UNIFIRST CORP                  COM              904708104    41529  739084  SH       SOLE                721022
UNION PACIFIC                  COM              907818108   104679 1002677  SH       SOLE                992618
US BANCORP                     COM              902973304    21701  850700  SH       SOLE                850700
WAL-MART STORES INC            COM              931142103    82511 1552716  SH       SOLE               1533840
WELLS FARGO & COMPANY          COM              949746101   103116 3674844  SH       SOLE               3620054
COCA COLA FEMSA                COM              191241108   170200 1829916  SH       SOLE               1825173
JOHNSON & JOHNSON              COM              478160104   197855 2974366  SH       SOLE               2833380
MASTERCARD INC.                COM              57636Q104    36299  120460  SH       SOLE                118355
PHILIP MORRIS INTERNATIONAL    COM              718172109   400893 6004092  SH       SOLE               5948358